Award Timing Disclosure $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2026	Jan. 07, 2026 USD ($) shares $ / shares Rate	Aug. 21, 2025 Rate	Aug. 15, 2025 USD ($) shares $ / shares Rate	Jun. 02, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not have any formal policies regarding the timing of awards of options in relation to the disclosure of material nonpublic information by the Company. However, it has implemented a practice of timing grants of equity awards within an open trading window, wherever possible, in order to avoid conflicts. The Company’s historical practice has been to make annual grants of equity awards, including options, mid-August of each year, following the release of the Company’s financial results for its prior fiscal year. As a result, these grants typically are made at a time when possession of material nonpublic information is less likely and after year-end financial results have been released to the market. However, during fiscal year 2026, certain option grants were made within the period starting four business days before the Company filed a Form 10-K, Form 10-Q, or Form 8-K with the SEC and ending one business day after the filing. As a result, the Company is disclosing the following information regarding the change in the Company’s stock price between the trading day ending immediately before the SEC filing and the trading day beginning immediately following the SEC filing.

Name	Grant date	Number of securities underlying the award (#)	Exercise price of the award ($/sh)	Grant date fair value of the award ($)	Percentage change in the closing market price between the trading day ending immediately prior to the SEC filing and the disclosure date trading day beginning immediately following the SEC filing (%)
Mike Nassif	8/15/2025 (¹)	1,538,394	$5.43	$3,250,000	(1.99%) / 1.26%
Tamara A. Ranalli	1/7/2026 (²)	261,210	7.38	750,000	30.35%
David H. Naemura	6/2/2025 (³)	211,723	5.69	450,000	(18.7%)
	8/15/2025 (¹)	591,690	5.43	1,250,000	(1.99%) / 1.26%
Amy M. Rocklin	6/2/2025 (³)	175,024	5.69	372,000	(18.7%)
	8/15/2025 (¹)	307,680	5.43	650,000	(1.99%) / 1.26%

(¹) On August 15, 2025, Mr. Nassif, Mr. Naemura, and Dr. Rocklin were granted options as part of the annual grant one day after the Company filed a Form 8-K on August 14, 2025. The Company filed a Form 8-K on August 14, 2025 to disclose the retirement of a director and the appointment of a new director. To the extent this constituted material nonpublic information, the percentage change in the stock price required to be disclosed by this table is (1.99)%. In addition, a Form 8-K was filed August 21, 2025, to disclose the Company’s grant of certain equity awards to executive officers on August 15, 2025. To the extent this constituted material nonpublic information, the percentage change in the stock price required to be disclosed by this table is 1.26%.

(²) On January 7, 2026, Dr. Ranalli was granted a special new hire inducement award one day before the Company filed a Form 8-K on January 8, 2026. The grant was aligned to her hire date of January 7, 2026, which was negotiated at the end of calendar year 2025. The Form 8-K filed January 8, 2026 disclosed the release of results of operations for the Company’s fiscal year 2026 second quarter ended November 30, 2025. The percentage change in the stock price required to be disclosed by this table is 30.35%.

(³) On June 2, 2025, Mr. Naemura and Dr. Rocklin were granted a special retention grant comprised of stock options and RSUs two business days before the Company filed a Form 8-K on June 4, 2025 to disclose a financial presentation for the William Blair Growth Stock Conference. To the extent this constituted material nonpublic information, the percentage change in the stock price required to be disclosed by this table is (18.7)%.

Award Timing Method	The Company does not have any formal policies regarding the timing of awards of options in relation to the disclosure of material nonpublic information by the Company. However, it has implemented a practice of timing grants of equity awards within an open trading window, wherever possible, in order to avoid conflicts. The Company’s historical practice has been to make annual grants of equity awards, including options, mid-August of each year, following the release of the Company’s financial results for its prior fiscal year. As a result, these grants typically are made at a time when possession of material nonpublic information is less likely and after year-end financial results have been released to the market.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award (#)	Exercise price of the award ($/sh)	Grant date fair value of the award ($)	Percentage change in the closing market price between the trading day ending immediately prior to the SEC filing and the disclosure date trading day beginning immediately following the SEC filing (%)
Mike Nassif	8/15/2025 (¹)	1,538,394	$5.43	$3,250,000	(1.99%) / 1.26%
Tamara A. Ranalli	1/7/2026 (²)	261,210	7.38	750,000	30.35%
David H. Naemura	6/2/2025 (³)	211,723	5.69	450,000	(18.7%)
	8/15/2025 (¹)	591,690	5.43	1,250,000	(1.99%) / 1.26%
Amy M. Rocklin	6/2/2025 (³)	175,024	5.69	372,000	(18.7%)
	8/15/2025 (¹)	307,680	5.43	650,000	(1.99%) / 1.26%

(¹) On August 15, 2025, Mr. Nassif, Mr. Naemura, and Dr. Rocklin were granted options as part of the annual grant one day after the Company filed a Form 8-K on August 14, 2025. The Company filed a Form 8-K on August 14, 2025 to disclose the retirement of a director and the appointment of a new director. To the extent this constituted material nonpublic information, the percentage change in the stock price required to be disclosed by this table is (1.99)%. In addition, a Form 8-K was filed August 21, 2025, to disclose the Company’s grant of certain equity awards to executive officers on August 15, 2025. To the extent this constituted material nonpublic information, the percentage change in the stock price required to be disclosed by this table is 1.26%.

(²) On January 7, 2026, Dr. Ranalli was granted a special new hire inducement award one day before the Company filed a Form 8-K on January 8, 2026. The grant was aligned to her hire date of January 7, 2026, which was negotiated at the end of calendar year 2025. The Form 8-K filed January 8, 2026 disclosed the release of results of operations for the Company’s fiscal year 2026 second quarter ended November 30, 2025. The percentage change in the stock price required to be disclosed by this table is 30.35%.

(³) On June 2, 2025, Mr. Naemura and Dr. Rocklin were granted a special retention grant comprised of stock options and RSUs two business days before the Company filed a Form 8-K on June 4, 2025 to disclose a financial presentation for the William Blair Growth Stock Conference. To the extent this constituted material nonpublic information, the percentage change in the stock price required to be disclosed by this table is (18.7)%.

Mike Nassif
Awards Close in Time to MNPI Disclosures
Name				Mike Nassif
Underlying Securities | shares				1,538,394
Exercise Price | $ / shares				$ 5.43
Fair Value as of Grant Date | $				$ 3,250
Underlying Security Market Price Change | Rate			1.26%	(1.99%)
Tamara A. Ranalli
Awards Close in Time to MNPI Disclosures
Name		Tamara A. Ranalli
Underlying Securities | shares		261,210
Exercise Price | $ / shares		$ 7.38
Fair Value as of Grant Date | $		$ 750
Underlying Security Market Price Change | Rate		30.35%
David H. Naemura
Awards Close in Time to MNPI Disclosures
Name				David H. Naemura	David H. Naemura
Underlying Securities | shares				591,690	211,723
Exercise Price | $ / shares				$ 5.43	$ 5.69
Fair Value as of Grant Date | $				$ 1,250	$ 450
Underlying Security Market Price Change | Rate			1.26%	(1.99%)	(18.70%)
Amy M. Rocklin
Awards Close in Time to MNPI Disclosures
Name				Amy M. Rocklin	Amy M. Rocklin
Underlying Securities | shares				307,680	175,024
Exercise Price | $ / shares				$ 5.43	$ 5.69
Fair Value as of Grant Date | $				$ 650	$ 372
Underlying Security Market Price Change | Rate			1.26%	(1.99%)	(18.70%)